Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000201048
Shareholder Report [Line Items]
Fund Name	The Communication Services Select Sector SPDR Fund
Trading Symbol	XLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Communication Services Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLC. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLC
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Communication Services Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 20,307,352,223
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$20,307,352,223 Number of Portfolio Holdings26 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Industries

Industry	%
Interactive Media & Services	31.8%
Entertainment	31.0%
Media	23.7%
Diversified Telecommunication Services	9.0%
Wireless Telecommunication Services	4.5%

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., Class A	15.1%
Alphabet, Inc., Class A	8.2%
Alphabet, Inc., Class C	6.8%
Netflix, Inc.	6.2%
Warner Bros Discovery, Inc.	4.6%
Live Nation Entertainment, Inc.	4.6%
Verizon Communications, Inc.	4.5%
Comcast Corp., Class A	4.5%
T-Mobile U.S., Inc.	4.5%
Walt Disney Co.	4.5%

C000017594
Shareholder Report [Line Items]
Fund Name	The Consumer Discretionary Select Sector SPDR Fund
Trading Symbol	XLY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Consumer Discretionary Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLY. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLY
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Discretionary Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 19,893,732,271
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$19,893,732,271 Number of Portfolio Holdings54 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Industries

Industry	%
Hotels, Restaurants & Leisure	26.8%
Specialty Retail	23.1%
Broadline Retail	22.9%
Automobiles	17.1%
Textiles, Apparel & Luxury Goods	4.2%
Household Durables	4.1%
Distributors	1.1%
Auto Components	0.4%
Leisure Products	0.2%

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	22.0%
Tesla, Inc.	14.7%
Home Depot, Inc.	7.4%
McDonald's Corp.	4.7%
Booking Holdings, Inc.	4.4%
TJX Cos., Inc.	3.9%
Lowe's Cos., Inc.	3.8%
Starbucks Corp.	3.2%
O'Reilly Automotive, Inc.	2.4%
NIKE, Inc., Class B	2.1%

C000017595
Shareholder Report [Line Items]
Fund Name	The Consumer Staples Select Sector SPDR Fund
Trading Symbol	XLP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Consumer Staples Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLP. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLP
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Staples Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 16,779,713,495
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$16,779,713,495 Number of Portfolio Holdings41 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Industries

Industry	%
Consumer Staples Distribution & Retail	29.0%
Household Products	19.4%
Beverages	18.9%
Food Products	18.4%
Tobacco	10.2%
Personal Care Products	3.7%

Top Ten Holdings

Holdings	%
Costco Wholesale Corp.	9.7%
Procter & Gamble Co.	9.2%
Walmart, Inc.	8.8%
Coca-Cola Co.	6.4%
Philip Morris International, Inc.	5.7%
PepsiCo, Inc.	4.8%
Mondelez International, Inc., Class A	4.6%
Altria Group, Inc.	4.5%
Colgate-Palmolive Co.	4.5%
Target Corp.	2.9%

C000017596
Shareholder Report [Line Items]
Fund Name	The Energy Select Sector SPDR Fund
Trading Symbol	XLE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Energy Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLE
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Energy Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 33,409,438,610
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$33,409,438,610 Number of Portfolio Holdings26 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Industries

Industry	%
Oil, Gas & Consumable Fuels	91.5%
Energy Equipment & Services	8.2%

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	23.3%
Chevron Corp.	16.0%
ConocoPhillips	7.7%
Williams Cos., Inc.	4.4%
EOG Resources, Inc.	4.3%
ONEOK, Inc.	4.1%
Schlumberger NV	3.9%
Kinder Morgan, Inc.	3.6%
Phillips 66 Co.	3.4%
Marathon Petroleum Corp.	3.0%

C000017597
Shareholder Report [Line Items]
Fund Name	The Financial Select Sector SPDR Fund
Trading Symbol	XLF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Financial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLF. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLF
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Financial Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 52,080,588,677
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$52,080,588,677 Number of Portfolio Holdings76 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Industries

Industry	%
Financial Services	34.0%
Banks	23.6%
Capital Markets	21.9%
Insurance	16.3%
Consumer Finance	4.0%

Top Ten Holdings

Holdings	%
Berkshire Hathaway, Inc., Class B	14.0%
JPMorgan Chase & Co.	9.8%
Visa, Inc., Class A	8.6%
Mastercard, Inc., Class A	6.4%
Bank of America Corp.	4.0%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.4%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.1%

C000017598
Shareholder Report [Line Items]
Fund Name	The Health Care Select Sector SPDR Fund
Trading Symbol	XLV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Health Care Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLV. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLV
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Health Care Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 38,484,645,500
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$38,484,645,500 Number of Portfolio Holdings62 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Industries

Industry	%
Pharmaceuticals	30.6%
Health Care Equipment & Supplies	22.0%
Health Care Providers & Services	21.2%
Biotechnology	17.1%
Life Sciences Tools & Services	9.0%

Top Ten Holdings

Holdings	%
Eli Lilly & Co.	12.2%
UnitedHealth Group, Inc.	9.1%
Johnson & Johnson	7.5%
AbbVie, Inc.	6.9%
Abbott Laboratories	4.3%
Merck & Co., Inc.	4.3%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.3%
Amgen, Inc.	3.1%
Boston Scientific Corp.	2.8%

C000017599
Shareholder Report [Line Items]
Fund Name	The Industrial Select Sector SPDR Fund
Trading Symbol	XLI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Industrial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLI. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLI
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Industrial Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 19,952,633,142
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$19,952,633,142 Number of Portfolio Holdings81 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industries

Industry	%
Aerospace & Defense	24.3%
Machinery	19.0%
Ground Transportation	11.1%
Electrical Equipment	8.6%
Professional Services	8.1%
Commercial Services & Supplies	7.3%
Building Products	6.1%
Industrial Conglomerates	5.4%
Air Freight & Logistics	4.1%
Trading Companies & Distributors	3.2%

Top Ten Holdings

Holdings	%
General Electric Co.	5.3%
RTX Corp.	4.4%
Caterpillar, Inc.	3.9%
Uber Technologies, Inc.	3.8%
Union Pacific Corp.	3.5%
Honeywell International, Inc.	3.4%
Boeing Co.	3.2%
Automatic Data Processing, Inc.	3.1%
Deere & Co.	2.9%
Eaton Corp. PLC	2.7%

C000017600
Shareholder Report [Line Items]
Fund Name	The Materials Select Sector SPDR Fund
Trading Symbol	XLB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Materials Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLB. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLB
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Materials Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,207,306,024
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$5,207,306,024 Number of Portfolio Holdings29 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Industries

Industry	%
Chemicals	61.8%
Metals & Mining	15.5%
Containers & Packaging	14.6%
Construction Materials	7.8%

Top Ten Holdings

Holdings	%
Linde PLC	18.6%
Sherwin-Williams Co.	6.8%
Air Products & Chemicals, Inc.	5.5%
Ecolab, Inc.	5.4%
Newmont Corp.	4.9%
Corteva, Inc.	4.7%
Freeport-McMoRan, Inc.	4.6%
DuPont de Nemours, Inc.	4.1%
Vulcan Materials Co.	4.0%
Martin Marietta Materials, Inc.	3.8%

C000161049
Shareholder Report [Line Items]
Fund Name	The Real Estate Select Sector SPDR Fund
Trading Symbol	XLRE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Real Estate Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLRE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLRE
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Real Estate Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 7,352,016,919
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$7,352,016,919 Number of Portfolio Holdings33 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Industries

Industry	%
Specialized REITs	42.0%
Health Care REITs	14.0%
Residential REITs	13.0%
Retail REITs	12.5%
Industrial REITs	9.6%
Real Estate Management & Development	6.7%
Hotel & Resort REITs	0.9%
Office REITs	0.9%

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.6%
American Tower Corp.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	7.3%
Simon Property Group, Inc.	4.7%
Realty Income Corp.	4.7%
Public Storage	4.4%
Digital Realty Trust, Inc.	4.2%
Crown Castle, Inc.	4.2%
CBRE Group, Inc., Class A	3.6%

C000017601
Shareholder Report [Line Items]
Fund Name	The Technology Select Sector SPDR Fund
Trading Symbol	XLK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Technology Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLK. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLK
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Technology Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 64,163,189,542
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$64,163,189,542 Number of Portfolio Holdings72 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Industries

Industry	%
Software	35.6%
Semiconductors & Semiconductor Equipment	31.7%
Technology Hardware, Storage & Peripherals	17.3%
IT Services	6.8%
Communications Equipment	5.2%
Electronic Equipment, Instruments & Components	3.3%

Top Ten Holdings

Holdings	%
Apple, Inc.	15.6%
Microsoft Corp.	13.0%
NVIDIA Corp.	12.4%
Broadcom, Inc.	4.0%
Salesforce, Inc.	3.1%
Cisco Systems, Inc.	3.0%
International Business Machines Corp.	2.8%
Oracle Corp.	2.8%
Accenture PLC, Class A	2.4%
Palantir Technologies, Inc., Class A	2.1%

C000017602
Shareholder Report [Line Items]
Fund Name	The Utilities Select Sector SPDR Fund
Trading Symbol	XLU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Utilities Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLU. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLU
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Utilities Select Sector SPDR Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 17,958,774,054
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2025

Total Net Assets$17,958,774,054 Number of Portfolio Holdings34 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Industries

Industry	%
Electric Utilities	64.3%
Multi-Utilities	27.0%
Independent Power and Renewable Electricity Producers	4.0%
Water Utilities	2.4%
Gas Utilities	2.0%

Top Ten Holdings

Holdings	%
NextEra Energy, Inc.	12.0%
Southern Co.	8.3%
Duke Energy Corp.	7.8%
Constellation Energy Corp.	5.2%
American Electric Power Co., Inc.	4.8%
Dominion Energy, Inc.	3.9%
Exelon Corp.	3.8%
Sempra	3.7%
Public Service Enterprise Group, Inc.	3.4%
Xcel Energy, Inc.	3.4%